UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY
Current assets
Cash and cash equivalents	$ 180,495	1,146,682	794,311
Accounts receivable, less allowance for doubtful accounts (March 31, 2012: RMB13,916; June 30, 2012: RMB15,285)	12,647	80,349	79,012
Inventories	883	5,611	6,666
Prepaid expenses and other receivables	6,808	43,255	11,561
Trading securities			354
Deferred offering costs	404	2,564
Deferred tax assets	920	5,842	5,268
Total current assets	202,157	1,284,303	897,172
Property, plant and equipment, net	54,754	347,847	267,862
Non-current prepayments	278	1,766	2,863
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2012: RMB38,628; June 30, 2012: RMB42,802)	38,746	246,153	254,236
Inventories	5,680	36,088	34,651
Intangible assets, net	20,248	128,636	129,791
Available-for-sale equity securities	11,905	75,633	98,199
Other investment	21,150	134,363	134,363
Deferred offering costs	1,542	9,799
Deferred tax assets	956	6,075	5,013
Total assets	357,416	2,270,663	1,824,150
Current liabilities
Bank loan			45,000
Accounts payable	1,410	8,956	6,343
Accrued expenses and other payables	7,663	48,686	33,351
Deferred revenue	20,433	129,809	106,110
Amounts due to related party	113	720	360
Income tax payable	995	6,324	5,943
Total current liabilities	30,614	194,495	197,107
Convertible notes	65,540	416,378
Non-current deferred revenue	55,347	351,621	306,534
Other non-current liabilities	10,976	69,728	60,420
Deferred tax liabilities	3,732	23,711	24,462
Total liabilities	166,209	1,055,933	588,523
Shareholders' equity
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 73,140,147 shares issued and outstanding as of March 31, 2012 and June 30, 2012, respectively	8	50	50
Additional paid-in capital	136,259	865,654	865,654
Treasury stock	(4,846)	(30,788)
Accumulated other comprehensive income	326	2,068	26,057
Retained earnings	53,844	342,066	310,973
Total shareholders' equity	185,591	1,179,050	1,202,734
Non-controlling interests	5,616	35,680	32,893
Total equity	191,207	1,214,730	1,235,627
Total liabilities and equity	$ 357,416	2,270,663	1,824,150